Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

28. Subsequent Events

On January 11, 2021, the Group announced that its Board of Directors (the “Board”) received a preliminary non-binding proposal letter, dated January 11, 2021, from Mr. Richard Rixue Li, proposing a going-private transaction in which he would acquire all of the outstanding class A ordinary shares of the Company, par value US$0.001 per share (the “Class A Shares”), not owned by him or his affiliates for US$3.27 per American depositary share or US$6.54 per Class A Share in cash.

As disclosed in Note 14, the Company’s US$175,000 convertible note matured on August 8, 2021 without any redemption, repurchase or conversion. On September 29, 2021, the Company and Great World Lux Pte. Ltd, the holder of the Original Note, entered into a Term Sheet. Pursuant to the Term Sheet, the Company will cancel the Original Note and issue approximately US$203,257 (the sum of the principal amount and accrued interest outstanding of the Original Note) New Note to the Holder.

As of the date of this report, the refinancing agreement between the Company and the Holder is still under negotiation.